CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 92,700	$ 13,500	¥ 128,021
Other receivables	15,345	2,234	166,006
Total assets	718,647	104,642	1,251,199
Current liabilities
Other payables and other current liabilities	344,502	50,163	674,333
Warrant liabilities	8	1	196,390
Total liabilities	1,296,445	188,776	2,234,798
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, 1,000,000,000 and 1,720,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 400,524,323 and 1,151,221,338 shares issued and outstanding as of March 31, 2022 and 2023, respectively)	1,245,721	181,391	526,484
Subscription receivable from shareholders	(550,074)	(80,097)
Total Mezzanine equity	695,647	101,294	526,484
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 9,000,000,000 and 8,280,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2022; 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023)	806	117	782
Additional paid-in capital	15,451,803	2,249,957	14,254,109
Accumulated other comprehensive income	220,185	32,061	288,461
Accumulated deficit	(16,900,000)	(2,467,538)	(16,053,272)
Total shareholders' deficit	(1,273,445)	(185,428)	(1,510,083)	¥ (1,995,855)	¥ (2,344,647)
Total liabilities, mezzanine equity and shareholders' deficit	718,647	$ 104,642	1,251,199
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	62,244		599
Amounts due from intra-Group entities	9,085,314		8,438,565
Other receivables	2,065		2,170
Forward contract assets			36
Prepaid expenses	118		5,104
Total assets	9,149,741		8,446,474
Current liabilities
Other payables and other current liabilities	31,624		22,678
Investment deficit in subsidiaries	9,605,620		9,120,730
Amounts due to intra-Group entities	90,112		90,112
Warrant liabilities	8		196,390
Total liabilities	9,727,364		9,429,910
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, 1,000,000,000 and 1,720,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 400,524,323 and 1,151,221,338 shares issued and outstanding as of March 31, 2022 and 2023, respectively)	1,245,721		526,484
Subscription receivable from shareholders	(550,074)
Total Mezzanine equity	695,647		526,484
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 9,000,000,000 and 8,280,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2022; 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023)	806		782
Additional paid-in capital	15,451,803		14,254,109
Accumulated other comprehensive income	220,185		288,461
Accumulated deficit	(16,946,064)		(16,053,272)
Total shareholders' deficit	(1,273,270)		(1,509,920)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 9,149,741		¥ 8,446,474